Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Miscellaneous Current Assets [Abstract]
Summary of Other Assets
(in thousands)	December 31, 2019	December 31, 2018
Sales tax receivable	€7,536	€8,611
Prepayments on inventories	351	155
Other	1,182	398
Total	€9,069	€9,164